Obligations Related to Finance Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (note 9)	$ 38,161	$ 52,162
Charter Contract Extension, Period	1 year
Teekay Tankers
Operating Leased Assets [Line Items]
Charter Contract Extension, Period	1 year
Teekay Tankers | Aframax/LR2 Tankers
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	24 months	12 months
Teekay Tankers | Aframax/LR2 Tankers | December 2025
Operating Leased Assets [Line Items]
Lease liability	$ 8,800
Operating lease right-of-use assets (note 9)	$ 8,800
Teekay Tankers | Ship-to-ship Support Vessel
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	6 months	12 months
Teekay Tankers | Ship-to-ship Support Vessel | July 2025
Operating Leased Assets [Line Items]
Lease liability	$ 2,400
Operating lease right-of-use assets (note 9)	2,400
Teekay Tankers | Ship-to-ship Support Vessel | September 2025
Operating Leased Assets [Line Items]
Lease liability	2,400
Operating lease right-of-use assets (note 9)	$ 2,400
Teekay Tankers | Bunker Tanker
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		54 months
Lease liability		$ 8,800
Operating lease right-of-use assets (note 9)		$ 8,800